Bank Loans (Details) - Schedule of short-term bank loans (Parentheticals)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Export-Import Bank of China [Member] | Due on January 21, 2021 [Member]
Short-Term Debt [Line Items]
Debt instrument, maturity date	Jan. 21, 2021
Short-term debt description	guaranteed by Pin Lin, Xinrong Zhuo and Hong Long, pledged deposits provided by Hong Long amounted to RMB42 million, the Land Use Right of B2 plot in central business district on the north shore of Minjiang river.
Annual interest rate		3.88%
Fujian Haixia Bank [Member] | Due to October 29, 2021 [Member]
Short-Term Debt [Line Items]
Debt instrument, maturity date	Oct. 29, 2021
Short-term debt description	Collateralized by Hong Long's 5 fishing vessels, the Company's 1 fishing vessel and 7 real estate properties of Ping Lin and Ying Liu
Annual interest rate	6.09%
Debt ratio of borrower	100.00%
Fujian Haixia Bank [Member] | Due on January 19, 2022 [Member]
Short-Term Debt [Line Items]
Debt instrument, maturity date	Jan. 19, 2022
Short-term debt description	guaranteed by Pin Lin, Xinrong Zhuo, Longxiong Zhuo, Longjie Zhuo, Longhao Zhuo and Hong Long, collateralized by three land use rights of old city reconstruction plots west of Baima Road, Gulou District, east of Liuhe Road, north of Daoshan Road
Annual interest rate	6.09%
Debt ratio of borrower	80.00%
Fujian Haixia Bank [Member] | Due on January 20, 2022 [Member]
Short-Term Debt [Line Items]
Debt instrument, maturity date	Jan. 20, 2022
Short-term debt description	guaranteed by Pin Lin, Xinrong Zhuo, Longxiong Zhuo, Longjie Zhuo, Longhao Zhuo and Hong Long, collateralized by three land use rights of old city reconstruction plots west of Baima Road, Gulou District, east of Liuhe Road, north of Daoshan Road
Annual interest rate	6.09%
Debt ratio of borrower	80.00%
Fujian Haixia Bank [Member] | Due on October 28, 2022 [Member]
Short-Term Debt [Line Items]
Debt instrument, maturity date	Oct. 28, 2022
Short-term debt description	guaranteed by Pin Lin, Xinrong Zhuo, Longjie Zhuo, Longhao Zhuo and Hong Long, collateralized by a transport ship, two fishing vessels and two properties, pledged by RMB10 million ( approximately $1.57 million) deposit.
Annual interest rate	6.09%
China Everbright Bank [Member] | Due on December 29, 2022 [Member]
Short-Term Debt [Line Items]
Debt instrument, maturity date	Dec. 29, 2022
Short-term debt description	guaranteed by Pin Lin, Xinrong Zhuo, Dawei Zhuo, Hong Long, Fuzhou Dongxing Longju Real Estate Co., Ltd., Fujian Lutong Highway Engineering Construction Co., Ltd. and Fujian Jingfu Ocean Fishery Development Co., Ltd., collateralized by 17,767㎡of land use rights in Pingtan County, Fujian Province, two fishing vessels and three properties, pledged by 57,051,705 shares of Fujian Fuzhou Rural Commercial Bank Co., Ltd..
Annual interest rate	5.00%